Shareholders’ Equity (Tables)	3 Months Ended
Mar. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of activity related to warrants
●	75,000 shares of common stock to consultants for services rendered valued at $22,500. The fair value was determined based on the Company’s stock price on the grant date.

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2020	333,333	$0.40	1.50	$-
Granted	-
Forfeited	-
Exercised	-
Outstanding, December 31, 2021	333,333	$0.36	0.90	$-
Granted	-
Forfeited	-
Exercised	-
Outstanding, March 31, 2022	333,333	$0.30	0.65	$6,667
Exercisable, March 31, 2022	333,333	$0.30	0.65	$6,667

Schedule of information about options outstanding and exercisable
Outstanding and Exercisable
Number of Warrants	Exercise Price
333,333	$0.36
333,333